Share-based payments - Summary of Input Parameters Discount for Lack of Marketability (Details) - Amendment One To Consulting Services Agreement		12 Months Ended
	Mar. 17, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	6 months	6 months
Expected volatility (in %)	72.50%	58.60%
Expected dividend yield (in %)	0.00%	0.00%